INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES
14.	INCOME TAXES

CDTV Holdings and CDTV BVI are tax-exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

Golden Benefit and CSM Holdings are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as they both have no assessable profits for the years presented.

The Company’s PRC subsidiaries and consolidated VIE file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Enterprise Income Tax Law which was passed by the National People’s Congress on March 16, 2007 and amended on February 24, 2017 (the “EIT Law”).

In October 2014, Cyber Cloud obtained the High-and-New Technology Enterprise” (“HNTE”) certificate for the tax years from 2014 to 2016 and was entitled to a preferential income tax rate of 15% for a three year period. In October 2017, Cyber Cloud renewed its HNTE certificate and was entitled for a preferential tax rate of 15% from 2017 to 2019.

Deferred income taxes result principally from differences in the recognition of certain assets and liabilities for tax and financial reporting purposes and the tax effect of tax loss carry forwards.

The components of (loss)/income before income taxes from continuing operations are as follows:

	For the years ended December 31,
	2015	2016	2017

PRC, excluding Hong Kong	$(14,101)	$(6,805)	$(2,503)
Cayman Islands	(702)	(1,241)	(1,607)
BVI	(2)	(6)	(1)
Hong Kong	(329)	(90)	738

Total loss before income taxes	$(15,134)	$(8,142)	$(3,373)

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2016	2017

Deferred income tax assets
Write-down of inventory value	$72	$77
Allowance for doubtful accounts	22	26
Accrued expenses	150	143
Accrued bonus	90	120
Deferred revenue	124	108
Government subsidies	66	57
Impairment of long-lived assets	-	126
Tax loss carry-forward deferred tax assets	8,716	8,477
Valuation allowance	(9,124)	(9,076)

Total deferred income tax assets, net	116	58

Deferred income tax liabilities
Unrealized holding gain	-	(3)
Acquired intangible assets	(64)	(55)

Total deferred income tax liabilities	(64)	(58)

Net deferred income tax assets	52	-

Net deferred income tax liabilities	$-	$-

The Company's subsidiaries registered in the PRC have total net operating loss carry forwards of $38,832 as of December 31, 2017 which will expire on various dates between December 31, 2018 and December 31, 2022. Valuation allowances have been established because the Group believes that it is more likely than not that its deferred income tax assets will not be realized as it does not expect to generate sufficient taxable income before those temporary differences expire.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2015	2016	2017

Balance at beginning of the year	$6,719	$9,376	$9,124
Additions	3,173	939	375
Expired tax losses	(141)	(547)	(1,010)
Exchange rate difference	(375)	(644)	587

Balance at end of the year	$9,376	$9,124	$9,076

The Group is currently not the subject of any income tax examinations. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s consolidated PRC subsidiaries and VIE for the years from 2015 are open to examination by the PRC tax authorities.

Reconciliation between the provision for income taxes of continuing operations computed by applying the PRC statutory income tax rates of 25% to loss before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2015	2016	2017

Loss before provision for income taxes	$(15,134)	$(8,142)	$(3,373)
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	(3,784)	(2,036)	(843)
Expenses not deductible for tax purposes	179	682	173
Research and development expenses bonus deduction	(165)	(726)	(26)
Effect of preferential income tax rate	346	450	144
Effect of income tax rate difference in other jurisdictions	543	805	514
Change in valuation allowance	3,173	939	375

Income tax expenses	$292	$114	$337

The EIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. As a result, withholding tax of $1,608 and $2,045 was recorded to income tax expenses for discontinued operations in 2015 and 2016, respectively. Upon the disposal of Super TV, the balance of deferred income tax liabilities related to withholding income tax on the undistributed earnings generated by Beijing Super TV was derecognized in the year ended December 31, 2016.